Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
This section provides information about the relationship between compensation actually paid to our Principal Executive Officer and other named executive officers and certain financial performance measures of our Company. For purposes of this section, the amount of compensation actually paid to our Principal Executive Officer and other named executive officers is determined using the valuation methods prescribed by the SEC in Item 402(v) of Regulation S-K. Although the rules describe such amount as compensation actually paid, these amounts are not reflective of the taxable compensation actually paid to our named executive officers in a covered year. As described in more detail below, to determine the amount of compensation actually paid in a covered year, Item 402(v) of Regulation S-K requires that in each covered year we (1) deduct the grant date value of equity awards reported in the Stock Awards or Option Awards columns in the Summary Compensation Table from the Total column in the Summary Compensation Table; (2) add, for awards granted in the covered year, the fair value of the equity awards (i) as of the end of a covered year or (ii) as of the vesting date, as applicable; and (3) add or subtract, for awards granted in, and outstanding at the end of, a prior year (i) the change in the fair value from the end of the prior year to the end of the current year or (ii) from the end of the prior year to the date the awards vest in the covered year, as applicable.
	PEO(1)		Non-PEO NEOs(1)		Value of initial fixed $100 investment based on:			(millions)
Year	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for non-PEO NEOs ($)(2)	Average Compensation Actually Paid to non-PEO NEOs ($)(3)	Total Shareholder Return (“TSR”) ($)(4)		Peer Group TSR ($)(5)	Net Income ($)(6)	Adjusted OIBDA ($)(7)
2023	2,372,259	3,128,631	121,836	146,861	LTRPA	11.56	132.49	(1,020)	69
					LTRPB	128.28
2022	2,074,577	(495,151)	111,221	18,432	LTRPA	9.11	101.81	46	61
					LTRPB	344.83
2021	2,487,114	(1,259,524)	135,808	(30,049)	LTRPA	29.52	119.56	38	23
					LTRPB	231.03
2020	6,885,895	8,002,704	164,315	178,659	LTRPA	59.05	103.32	(862)	(12)
					LTRPB	405.93

(1)
Our Principal Executive Officer (PEO) for each of the fiscal years indicated was Mr. Maffei. Our named executive officers other than our PEO (non-PEO NEOs) for each of the fiscal years indicated were Messrs. Wendling and Rosenthaler and Ms. Wilm.

(2)
Reflects, for Mr. Maffei, the total compensation reported in the Summary Compensation Table and for the non-PEO NEOs, the average total compensation reported in the Summary Compensation Table in each of the fiscal years indicated.

(3)
Represents the compensation actually paid to Mr. Maffei and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K and related SEC guidance, as set forth below:

Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
PEO
2023	2,372,259	(181,214)	—	—	189,000	812,438	(63,851)	3,128,631
2022	2,074,577	(748,898)	—	—	(2,079,090)	258,260	—	(495,151)
2021	2,487,114	(1,090,509)	—	—	(3,007,750)	351,620	—	(1,259,524)
2020	6,885,895	(5,310,861)	—	4,557,000	(861,914)	2,732,583	—	8,002,704
Non-PEO NEOs
2023	121,836	(8,641)	—	—	—	38,729	(5,063)	146,861
2022	111,221	(40,738)	—	—	(34,029)	14,069	(32,092)	18,432
2021	135,808	(59,406)	—	—	(125,606)	19,155	—	(30,049)
2020	164,315	(14,501)	(149,815)	166,285	(39,000)	51,374	—	178,659

(a)
Reflects, for Mr. Maffei, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
The adjustments made to the fair value of equity awards in accordance with Item 402(v) of Regulation S-K do not include adjustments for dividends paid or the fair value of equity awards received in lieu of cash compensation foregone at a named executive officer’s election where such amounts are reported in the Salary, Bonus or All Other Compensation columns of the Summary Compensation Table in accordance with SEC guidance. Amounts with respect to our performance-based awards have been revised from those provided in our Definitive Proxy Statement on Schedule 14A with respect to our 2023 annual meeting of stockholders in accordance with SEC guidance released in September 2023 to reflect that vesting occurred as of the last day of the performance year (which is the last day the NEOs were required to provide services to receive the awards) instead of the date our compensation committee certified the level at which the performance goals were achieved.

(c)
Reflects, with respect to Mr. Maffei, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to Mr. Maffei, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

(4)
For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in each of our Series A and Series B common stock (Nasdaq or OTC Markets, as applicable: LTRPA and LTRPB) from December 31, 2019 through December 31 of each covered fiscal year.

(5)
For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in the S&P 500 Hotels, Restaurants, and Leisure Index from December 31, 2019 through December 31 of each covered fiscal year. The S&P 500 Hotels, Restaurants, and Leisure Index was selected as the peer group for purposes of this disclosure because it contains peer companies to Tripadvisor, which is one of our operating companies, the financial performance of which factors into compensation paid to Mr. Maffei and the non-PEO NEOs.

(6)
Represents the amount of net income reflected in our consolidated financial statements for each covered fiscal year.

(7)
We define adjusted OIBDA as operating income (loss) plus depreciation and amortization, stock-based compensation, separately reported litigation settlements, transaction related costs (including acquisition, restructuring, integration, and advisory fees), and impairment charges. For purposes of this disclosure, adjusted OIBDA includes our attributable interests in our equity investments.

Company Selected Measure Name	Adjusted OIBDA
Named Executive Officers, Footnote
(1)
Our Principal Executive Officer (PEO) for each of the fiscal years indicated was Mr. Maffei. Our named executive officers other than our PEO (non-PEO NEOs) for each of the fiscal years indicated were Messrs. Wendling and Rosenthaler and Ms. Wilm.

(2)
Reflects, for Mr. Maffei, the total compensation reported in the Summary Compensation Table and for the non-PEO NEOs, the average total compensation reported in the Summary Compensation Table in each of the fiscal years indicated.

Peer Group Issuers, Footnote
(5)
For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in the S&P 500 Hotels, Restaurants, and Leisure Index from December 31, 2019 through December 31 of each covered fiscal year. The S&P 500 Hotels, Restaurants, and Leisure Index was selected as the peer group for purposes of this disclosure because it contains peer companies to Tripadvisor, which is one of our operating companies, the financial performance of which factors into compensation paid to Mr. Maffei and the non-PEO NEOs.

PEO Total Compensation Amount	$ 2,372,259	$ 2,074,577	$ 2,487,114	$ 6,885,895
PEO Actually Paid Compensation Amount	$ 3,128,631	(495,151)	(1,259,524)	8,002,704
Adjustment To PEO Compensation, Footnote
(3)
Represents the compensation actually paid to Mr. Maffei and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K and related SEC guidance, as set forth below:

Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
PEO
2023	2,372,259	(181,214)	—	—	189,000	812,438	(63,851)	3,128,631
2022	2,074,577	(748,898)	—	—	(2,079,090)	258,260	—	(495,151)
2021	2,487,114	(1,090,509)	—	—	(3,007,750)	351,620	—	(1,259,524)
2020	6,885,895	(5,310,861)	—	4,557,000	(861,914)	2,732,583	—	8,002,704
Non-PEO NEOs
2023	121,836	(8,641)	—	—	—	38,729	(5,063)	146,861
2022	111,221	(40,738)	—	—	(34,029)	14,069	(32,092)	18,432
2021	135,808	(59,406)	—	—	(125,606)	19,155	—	(30,049)
2020	164,315	(14,501)	(149,815)	166,285	(39,000)	51,374	—	178,659

(a)
Reflects, for Mr. Maffei, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
The adjustments made to the fair value of equity awards in accordance with Item 402(v) of Regulation S-K do not include adjustments for dividends paid or the fair value of equity awards received in lieu of cash compensation foregone at a named executive officer’s election where such amounts are reported in the Salary, Bonus or All Other Compensation columns of the Summary Compensation Table in accordance with SEC guidance. Amounts with respect to our performance-based awards have been revised from those provided in our Definitive Proxy Statement on Schedule 14A with respect to our 2023 annual meeting of stockholders in accordance with SEC guidance released in September 2023 to reflect that vesting occurred as of the last day of the performance year (which is the last day the NEOs were required to provide services to receive the awards) instead of the date our compensation committee certified the level at which the performance goals were achieved.

(c)
Reflects, with respect to Mr. Maffei, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to Mr. Maffei, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 121,836	111,221	135,808	164,315
Non-PEO NEO Average Compensation Actually Paid Amount	$ 146,861	18,432	(30,049)	178,659
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Represents the compensation actually paid to Mr. Maffei and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K and related SEC guidance, as set forth below:

Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
PEO
2023	2,372,259	(181,214)	—	—	189,000	812,438	(63,851)	3,128,631
2022	2,074,577	(748,898)	—	—	(2,079,090)	258,260	—	(495,151)
2021	2,487,114	(1,090,509)	—	—	(3,007,750)	351,620	—	(1,259,524)
2020	6,885,895	(5,310,861)	—	4,557,000	(861,914)	2,732,583	—	8,002,704
Non-PEO NEOs
2023	121,836	(8,641)	—	—	—	38,729	(5,063)	146,861
2022	111,221	(40,738)	—	—	(34,029)	14,069	(32,092)	18,432
2021	135,808	(59,406)	—	—	(125,606)	19,155	—	(30,049)
2020	164,315	(14,501)	(149,815)	166,285	(39,000)	51,374	—	178,659

(a)
Reflects, for Mr. Maffei, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
The adjustments made to the fair value of equity awards in accordance with Item 402(v) of Regulation S-K do not include adjustments for dividends paid or the fair value of equity awards received in lieu of cash compensation foregone at a named executive officer’s election where such amounts are reported in the Salary, Bonus or All Other Compensation columns of the Summary Compensation Table in accordance with SEC guidance. Amounts with respect to our performance-based awards have been revised from those provided in our Definitive Proxy Statement on Schedule 14A with respect to our 2023 annual meeting of stockholders in accordance with SEC guidance released in September 2023 to reflect that vesting occurred as of the last day of the performance year (which is the last day the NEOs were required to provide services to receive the awards) instead of the date our compensation committee certified the level at which the performance goals were achieved.

(c)
Reflects, with respect to Mr. Maffei, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to Mr. Maffei, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid and Cumulative Total Shareholder Return PEO non-PEO NEOs
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and Net Income PEO non-PEO NEOs
Compensation Actually Paid vs. Company Selected Measure	Relationship Between Compensation Actually Paid and Adjusted OIBDA PEO non-PEO NEOs
Total Shareholder Return Vs Peer Group	PEO non-PEO NEOs
Tabular List, Table
2023 Key Performance Measures
The table below contains an unranked list of the most important financial performance measures we use to link executive compensation actually paid to performance.
Key Financial Performance Measures
Revenue
Adjusted OIBDA
Free Cash Flow

Peer Group Total Shareholder Return Amount	$ 132.49	101.81	119.56	103.32
Net Income (Loss)	$ (1,020,000,000)	$ 46,000,000	$ 38,000,000	$ (862,000,000)
Company Selected Measure Amount	69,000,000	61,000,000	23,000,000	(12,000,000)
PEO Name	Mr. Maffei
Total Shareholder Return Amount, LTRPA	$ 11.56	$ 9.11	$ 29.52	$ 59.05
Total Shareholder Return Amount, LTRPB	$ 128.28	344.83	231.03	405.93
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted OIBDA
Non-GAAP Measure Description
(7)
We define adjusted OIBDA as operating income (loss) plus depreciation and amortization, stock-based compensation, separately reported litigation settlements, transaction related costs (including acquisition, restructuring, integration, and advisory fees), and impairment charges. For purposes of this disclosure, adjusted OIBDA includes our attributable interests in our equity investments.

Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Stock Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (181,214)	(748,898)	(1,090,509)	(5,310,861)
PEO | Option Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,557,000
PEO | Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	189,000	(2,079,090)	(3,007,750)	(861,914)
PEO | Fair Value at Vesting Date of Awards Granted and Vested in Same Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	812,438	258,260	351,620	2,732,583
PEO | Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(63,851)
Non-PEO NEO | Stock Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,641)	(40,738)	(59,406)	(14,501)
Non-PEO NEO | Option Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(149,815)
Non-PEO NEO | Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				166,285
Non-PEO NEO | Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(34,029)	(125,606)	(39,000)
Non-PEO NEO | Fair Value at Vesting Date of Awards Granted and Vested in Same Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,729	14,069	19,155	51,374
Non-PEO NEO | Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,063)	$ (32,092)